United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4539

(Investment Company Act File Number)

Federated Adjustable Rate Securities Fund
______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  08/31/2011

Date of Reporting Period:  Six months ended 02/28/2011

Item 1.                      Reports to Stockholders

Federated Adjustable Rate Securities Fund

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2011

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 2/28/2011	Year Ended August 31,
		2010[1]	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$9.84	$9.74	$9.53	$9.49	$9.49	$9.52
Income From Investment Operations:
Net investment income	0.05	0.13	0.25	0.42	0.47	0.36
Net realized and unrealized gain (loss) on investments	(0.03)	0.10	0.21	0.04	0.00[2]	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	0.02	0.23	0.46	0.46	0.47	0.33
Less Distributions:
Distributions from net investment income	(0.05)	(0.13)	(0.25)	(0.42)	(0.47)	(0.36)
Net Asset Value, End of Period	$9.81	$9.84	$9.74	$9.53	$9.49	$9.49
Total Return[3]	0.19%	2.35%	4.90%	4.92%	5.01%	3.53%
Ratios to Average Net Assets:
Net expenses	0.64%[4]	0.63%	0.63%	0.63%	0.62%	0.61%
Net investment income	0.98%[4]	1.25%	2.44%	4.29%	4.87%	3.73%
Expense waiver/reimbursement[5]	0.24%[4]	0.27%	0.32%	0.44%	0.42%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$901,874	$878,449	$427,717	$124,354	$85,445	$121,255
Portfolio turnover	20%	41%	36%	52%	22%	59%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	18%	—	—	—	—	—
1	Beginning with the year ended August 31, 2010, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 2/28/2011	Year Ended August 31,
		2010[1]	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$9.84	$9.74	$9.53	$9.49	$9.49	$9.52
Income From Investment Operations:
Net investment income	0.04	0.10	0.24	0.40	0.45	0.33
Net realized and unrealized gain (loss) on investments	(0.03)	0.10	0.20	0.04	0.00[2]	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.01	0.20	0.44	0.44	0.45	0.31
Less Distributions:
Distributions from net investment income	(0.04)	(0.10)	(0.23)	(0.40)	(0.45)	(0.34)
Net Asset Value, End of Period	$9.81	$9.84	$9.74	$9.53	$9.49	$9.49
Total Return[3]	0.06%	2.10%	4.64%	4.70%	4.81%	3.29%
Ratios to Average Net Assets:
Net expenses	0.89%[4]	0.88%	0.88%	0.85%	0.82%	0.85%
Net investment income	0.73%[4]	1.04%	2.07%	4.14%	4.69%	3.45%
Expense waiver/reimbursement[5]	0.11%[4]	0.17%	0.21%	0.58%	0.65%	0.52%
Supplemental Data:
Net assets, end of period (000 omitted)	$102,430	$116,916	$65,015	$8,054	$6,846	$6,838
Portfolio turnover	20%	41%	36%	52%	22%	59%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	18%	—	—	—	—	—
1	Beginning with the year ended August 31, 2010, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2010 to February 28, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 9/1/2010	Ending Account Value 2/28/2011	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,001.90	$3.18
Institutional Service Shares	$1,000	$1,000.60	$4.41
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,021.62	$3.21
Institutional Service Shares	$1,000	$1,020.38	$4.46
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.64%
Institutional Service Shares	0.89%
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At February 28, 2011, the Fund's portfolio composition1 was as follows:

Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Adjustable Rate Mortgage Securities	40.4%
U.S. Government Agency Mortgage-Backed Securities	54.7%
FDIC — Guaranteed Debt	2.4%
Cash Equivalents[2]	3.5%
Other Assets and Liabilities — Net[3]	(1.0)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

February 28, 2011 (unaudited)

Principal Amount		Value
	Adjustable Rate Mortgages – 40.4%
	Federal Home Loan Mortgage Corp. ARM – 10.8%
$6,201,971	2.166%, 5/1/2035	6,396,247
5,740,738	2.268%, 7/1/2030	5,904,105
526,856	2.467%, 4/1/2027	533,085
10,901,312	2.500%, 1/1/2035 - 4/1/2035	11,444,407
2,200,856	2.551%, 4/1/2034	2,312,253
13,303,236	2.585%, 2/1/2035	13,968,285
10,216,664	2.593%, 11/1/2036	10,699,989
6,172,868	2.606%, 5/1/2035	6,465,135
5,324,997	2.658%, 11/1/2034	5,612,033
1,584,566	2.730%, 4/1/2036	1,677,494
3,525,074	2.852%, 2/1/2036	3,715,883
86,436	3.327%, 9/1/2020	88,895
10,038,586	3.512%, 7/1/2035	10,527,596
10,740,488	3.664%, 12/1/2039	11,143,208
9,837,424	4.283%, 4/1/2034	10,285,435
2,192,311	4.768%, 4/1/2038	2,306,280
4,990,443	6.009%, 7/1/2036	5,233,608
	TOTAL	108,313,938
	Federal National Mortgage Association ARM – 29.4%
8,042,554	1.526%, 3/1/2044	8,042,176
3,883,550	1.568%, 7/1/2042	3,878,874
4,355,870	1.917%, 9/1/2033	4,470,125
4,814,323	1.960%, 10/1/2033	4,946,336
7,020,362	2.036%, 8/1/2034	7,259,152
6,376,381	2.059%, 8/1/2034	6,582,485
5,629,825	2.113%, 6/1/2034	5,818,773
60,055	2.183%, 10/1/2028	61,671
2,037,842	2.225%, 5/1/2035	2,114,604
4,412,768	2.248%, 12/1/2034	4,597,202
1,304,108	2.291%, 11/1/2035	1,329,398
4,452,868	2.334%, 5/1/2035	4,623,360
113,200	2.345%, 10/1/2033	118,319
135,859	2.395%, 2/1/2020	139,567
Semi-Annual Shareholder Report

Principal Amount		Value
$194,326	2.399%, 2/1/2019	200,308
4,469,709	2.437%, 10/1/2035	4,677,141
7,785,227	2.447%, 10/1/2034	8,053,179
8,093,155	2.465%, 2/1/2033 - 12/1/2033	8,493,695
2,954,209	2.500%, 1/1/2035	3,082,898
4,515,856	2.515%, 5/1/2018 - 1/1/2035	4,753,174
7,253,336	2.522%, 7/1/2035	7,604,822
16,774,867	2.535%, 5/1/2035	17,598,856
561,073	2.540%, 2/1/2036	586,191
4,091,748	2.546%, 7/1/2035 - 12/1/2040	4,271,678
6,007,450	2.562%, 6/1/2035 - 2/1/2036	6,319,238
18,758,642	2.573%, 7/1/2034 - 7/1/2035	19,695,896
4,526,559	2.588%, 6/1/2034	4,738,583
155,011	2.600%, 10/1/2016	158,711
3,959,339	2.612%, 5/1/2035	4,150,282
6,376,237	2.631%, 6/1/2033 - 7/1/2034	6,695,503
10,181,659	2.636%, 5/1/2039	10,603,755
9,654,793	2.668%, 7/1/2035	10,114,921
460,017	2.696%, 7/1/2027	482,598
5,085,442	2.758%, 1/1/2036	5,385,953
2,453,111	2.779%, 5/1/2036	2,597,415
36,559,811	2.836%, 8/1/2039 - 12/1/2040	37,875,637
9,978,938	2.952%, 11/1/2040	10,181,754
14,025,702	3.020%, 1/1/2039	14,715,704
12,413,024	3.584%, 1/1/2040	12,949,136
4,508,290	3.819%, 7/1/2039	4,719,817
10,674,319	3.915%, 11/1/2039	11,208,136
4,011,444	4.112%, 7/1/2036	4,167,082
371,632	4.271%, 4/1/2034	386,123
1,525,096	4.387%, 5/1/2038	1,576,972
1,503,547	4.808%, 12/1/2034	1,582,039
11,084,080	4.924%, 12/1/2039	11,745,661
	TOTAL	295,354,900
Semi-Annual Shareholder Report

Principal Amount		Value
	Government National Mortgage Association ARM – 0.2%
$255,320	2.125%, 11/20/2023 - 10/20/2029	263,453
399,594	2.625%, 7/20/2023 - 9/20/2023	411,473
25,066	3.250%, 1/20/2030	26,107
1,046,620	3.375%, 1/20/2022 - 5/20/2029	1,076,137
	TOTAL	1,777,170
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $400,662,078)	405,446,008
	Collateralized Mortgage Obligations – 42.3%
	Federal Home Loan Mortgage Corp. REMIC – 12.1%
6,596,725	REMIC 3012 EF, 0.566%, 8/15/2035	6,541,050
7,375,585	REMIC 3284 AF, 0.576%, 3/15/2037	7,317,778
2,323,399	REMIC 3001 EA, 0.616%, 3/15/2035	2,321,402
2,149,220	REMIC 3174 FL, 0.616%, 6/15/2036	2,138,019
4,499,636	REMIC 3380 FP, 0.616%, 11/15/2036	4,492,716
3,069,705	REMIC 3179 FP, 0.646%, 7/15/2036	3,060,041
3,426,130	REMIC 2819 F, 0.666%, 6/15/2034	3,419,206
12,843,676	REMIC 3317 F, 0.666%, 7/15/2036	12,770,029
2,180,958	REMIC 3301 MF, 0.666%, 4/15/2037	2,153,174
1,437,783	REMIC 3221 FW, 0.686%, 9/15/2036	1,431,973
1,803,509	REMIC 3213 GF, 0.696%, 9/15/2036	1,797,474
3,232,158	REMIC 3085 UF, 0.716%, 12/15/2035	3,222,017
7,958,188	REMIC 3156 HF, 0.751%, 8/15/2035	7,940,906
9,028,006	REMIC 3184 FH, 0.766%, 7/15/2036	9,015,976
1,684,895	REMIC 2475 FD, 0.816%, 6/15/2031	1,697,767
1,598,480	REMIC 2380 FL, 0.866%, 11/15/2031	1,615,257
6,727,315	REMIC 3593 CF, 0.866%, 2/15/2036	6,762,590
17,012,522	REMIC 3611 FH, 1.016%, 7/15/2034	17,256,877
7,626,768	REMIC 3550 GF, 1.016%, 7/15/2039	7,706,231
6,534,654	REMIC MS 1128 F, 1.176%, 7/15/2037	6,633,545
651,768	REMIC 2448 FA, 1.266%, 1/15/2032	664,175
689,590	REMIC 2452 FC, 1.266%, 1/15/2032	702,717
2,019,150	REMIC 2480 NF, 1.266%, 1/15/2032	2,059,283
2,638,298	REMIC 2475 F, 1.266%, 2/15/2032	2,692,396
2,056,052	REMIC 2434 FA, 1.266%, 3/15/2032	2,097,505
646,188	REMIC 2470 EF, 1.266%, 3/15/2032	659,214
636,275	REMIC 2498 AF, 1.266%, 3/15/2032	649,103
2,159,389	REMIC 2459 FP, 1.266%, 6/15/2032	2,201,828
	TOTAL	121,020,249
Semi-Annual Shareholder Report

Principal Amount		Value
	Federal National Mortgage Association REMIC – 30.2%
$5,051,625	REMIC 2007-16 PF, 0.452%, 3/25/2037	4,993,765
17,795,507	REMIC 2006-W1 2AF1, 0.482%, 2/25/2046	17,615,853
12,494,604	REMIC 2006-49 PF, 0.512%, 4/25/2036	12,444,853
5,378,150	REMIC 2007-20 F, 0.522%, 3/25/2037	5,330,652
6,211,656	REMIC 2005-29 FE, 0.562%, 4/25/2035	6,157,031
7,296,440	REMIC 2005-67 FJ, 0.562%, 8/25/2035	7,229,592
8,650,445	REMIC 2007-75 EF, 0.562%, 1/25/2036	8,661,895
1,363,339	REMIC 2006-11 FB, 0.562%, 3/25/2036	1,351,745
19,235,122	REMIC 2006-72 TE, 0.562%, 8/25/2036	19,129,372
719,662	REMIC 2004-27 FM, 0.582%, 7/25/2022	719,803
1,942,867	REMIC 2006-20 PF, 0.582%, 11/25/2030	1,928,449
5,166,696	REMIC 2007-67 FB, 0.582%, 7/25/2037	5,140,646
1,536,803	REMIC 2005-67 FM, 0.612%, 8/25/2035	1,521,640
14,133,887	REMIC 2008-52 FD, 0.612%, 6/25/2036	14,046,192
7,934,159	REMIC 2006-65 DF, 0.612%, 7/25/2036	7,890,210
1,298,273	REMIC 2006-81 FA, 0.612%, 9/25/2036	1,292,594
2,837,605	REMIC 2006-8 NF, 0.632%, 3/25/2036	2,819,974
1,174,168	REMIC 2007-15 AF, 0.632%, 3/25/2037	1,163,652
8,816,747	REMIC 2004-28 PF, 0.662%, 3/25/2034	8,809,834
2,938,766	REMIC 2006-76 QF, 0.662%, 8/25/2036	2,927,356
8,348,926	REMIC 2006-103 FB, 0.662%, 10/25/2036	8,343,637
10,107,879	REMIC 2006-93 FN, 0.662%, 10/25/2036	10,062,857
907,083	REMIC 2003-90 FL, 0.712%, 3/25/2031	909,298
840,660	REMIC 2001-57 FA, 0.712%, 6/25/2031	840,070
2,157,499	REMIC 2007-88 FY, 0.722%, 9/25/2037	2,148,691
18,835,828	REMIC 2007-88 GF, 0.742%, 9/25/2037	18,775,470
1,287,471	REMIC 2002-52 FG, 0.762%, 9/25/2032	1,295,443
5,956,943	REMIC 2007-84 FN, 0.762%, 8/25/2037	5,952,903
19,811,485	REMIC 2010-39 EF, 0.782%, 4/30/2040	19,787,410
2,226,968	REMIC 2001-32 FA, 0.812%, 7/25/2031	2,247,555
13,207,759	REMIC 2007-100 TF, 0.812%, 10/25/2037	13,232,077
645,120	REMIC 2002-77 FG, 0.813%, 12/18/2032	648,846
1,596,837	REMIC 2007-102 FA, 0.832%, 11/25/2037	1,598,805
781,079	REMIC 2001-71 FS, 0.862%, 11/25/2031	788,189
674,836	REMIC 2001-62 FC, 0.912%, 11/25/2031	682,216
Semi-Annual Shareholder Report

Principal Amount			Value
$8,387,678		REMIC 2009-66 FA, 1.012%, 9/25/2039	8,461,773
13,657,448		REMIC 2009-87 FX, 1.012%, 11/25/2039	13,761,563
11,517,000		REMIC 2009-106 FN, 1.012%, 1/25/2040	11,615,509
1,145,416		REMIC 2002-8 FA, 1.013%, 3/18/2032	1,162,172
4,863,056		REMIC 2009-78 UF, 1.032%, 10/25/2039	4,919,411
16,452,711		REMIC 2009-87 HF, 1.112%, 11/25/2039	16,644,077
3,484,296		REMIC 2002-7 FG, 1.162%, 1/25/2032	3,540,814
5,321,757		REMIC 2002-58 FG, 1.262%, 8/25/2032	5,430,122
864,786		REMIC 2002-60 FH, 1.262%, 8/25/2032	882,401
9,440,744		REMIC 2008-69 FB, 1.262%, 6/25/2037	9,613,722
1,721,174		REMIC 2002-77 FA, 1.263%, 12/18/2032	1,756,284
6,024,399		REMIC 2008-75 DF, 1.512%, 9/25/2038	6,160,713
859,161		REMIC 1995-17 B, 1.994%, 2/25/2025	860,658
		TOTAL	303,297,794
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $420,479,416)	424,318,043
		FDIC-GUARANTEED DEBT – 2.4%
9,445,378	[1,2]	FDIC Structured Sale GTD by Notes 2010-S2, Class 1A, 0.760%, 11/29/2037	9,445,378
14,950,000	[3]	General Electric Capital Corp. Floating Rate Note, 0.304%, 12/21/2012	14,964,756
		TOTAL FDIC-GUARANTEED DEBT (IDENTIFIED COST $24,395,917)	24,410,134
		Mortgage-Backed Securities – 12.4%
19,811,113		Federal Home Loan Mortgage Corp., 3.500%, 12/1/2025	19,876,848
16,172,169		Federal Home Loan Mortgage Corp., 4.000%, 6/1/2025 - 8/1/2025	16,631,752
48,406,948		Federal Home Loan Mortgage Corp., 4.500%, 5/1/2023 - 6/1/2040	50,454,254
9,094,701		Federal Home Loan Mortgage Corp., 5.000%, 3/1/2023 - 4/1/2039	9,605,820
2,319,045		Federal Home Loan Mortgage Corp., 5.500%, 10/1/2037	2,478,591
9,814,217		Federal National Mortgage Association, 3.500%, 10/1/2020 - 11/1/2020	10,132,774
6,038,140		Federal National Mortgage Association, 4.500%, 4/1/2024	6,331,610
8,396,302		Federal National Mortgage Association, 5.000%, 1/1/2024 - 3/1/2039	8,830,319
507,482		Federal National Mortgage Association, 5.500%, 9/1/2037	543,525
36,008		Government National Mortgage Association, 8.500%, 1/15/2030	41,575
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $124,592,385)	124,927,068
Semi-Annual Shareholder Report

Principal Amount		Value
	Repurchase Agreement – 3.5%
$35,101,000	Interest in $5,305,000,000 joint repurchase agreement 0.20%, dated 2/28/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,305,029,472 on 3/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $5,411,130,063. (AT AMORTIZED COST)	35,101,000
	TOTAL INVESTMENTS — 101.0% (IDENTIFIED COST $1,005,230,796)[4]	1,014,202,253
	OTHER ASSETS AND LIABILITIES - NET — (1.0)%[5]	(9,897,996)
	TOTAL NET ASSETS — 100%	$1,004,304,257
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2011, these restricted securities amounted to $9,445,378, which represented 0.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At February 28, 2011, these liquid restricted securities amounted to $9,445,378, which represented 0.9% of total net assets.
3	Floating rate note with current rate shown.
4	The cost of investments for federal tax purposes amounts to $1,005,279,548.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of February 28, 2011, the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
GTD	— Guaranteed
REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

February 28, 2011 (unaudited)

Assets:
Total investments in securities, at value (identified cost $1,005,230,796)		$1,014,202,253
Cash		445
Income receivable		8,411,275
Receivable for shares sold		5,241,251
TOTAL ASSETS		1,027,855,224
Liabilities:
Payable for investments purchased	$16,965,020
Payable for shares redeemed	6,106,076
Income distribution payable	245,465
Payable for shareholder services fee (Note 5)	213,034
Accrued expenses	21,372
TOTAL LIABILITIES		23,550,967
Net assets for 102,421,687 shares outstanding		$1,004,304,257
Net Assets Consist of:
Paid-in capital		$997,706,226
Net unrealized appreciation of investments		8,971,457
Accumulated net realized loss on investments		(2,400,455)
Undistributed net investment income		27,029
TOTAL NET ASSETS		$1,004,304,257
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$901,873,758 ÷ 91,975,450 shares outstanding, no par value, unlimited shares authorized		$9.81
Institutional Service Shares:
$102,430,499 ÷ 10,446,237 shares outstanding, no par value, unlimited shares authorized		$9.81

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended February 28, 2011 (unaudited)

Investment Income:
Interest			$8,084,713
Dividends received from affiliated issuers (Note 5)			901
TOTAL INCOME			8,085,614
Expenses:
Investment adviser fee (Note 5)		$2,989,523
Administrative personnel and services fee (Note 5)		389,472
Custodian fees		22,999
Transfer and dividend disbursing agent fees and expenses		124,386
Directors'/Trustees' fees		10,211
Auditing fees		11,653
Legal fees		3,932
Portfolio accounting fees		88,030
Shareholder services fee — Institutional Shares (Note 5)		578,885
Shareholder services fee — Institutional Service Shares (Note 5)		133,033
Account administration fee — Institutional Shares		889
Share registration costs		53,810
Printing and postage		23,930
Insurance premiums		2,643
Miscellaneous		15,319
TOTAL EXPENSES		4,448,715
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(529,240)
Waiver of administrative personnel and services fee	(10,301)
Reimbursement of shareholder services fee — Institutional Shares	(578,885)
Reimbursement of account administration fee — Institutional Shares	(889)
TOTAL WAIVERS AND REIMBURSEMENTS		$(1,119,315)
Net expenses			3,329,400
Net investment income			4,756,214
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(248,111)
Net change in unrealized appreciation of investments			(3,746,724)
Net realized and unrealized loss on investments			(3,994,835)
Change in net assets resulting from operations			$761,379

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2011	Year Ended 8/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,756,214	$9,477,226
Net realized gain (loss) on investments	(248,111)	1,217,104
Net change in unrealized appreciation/depreciation of investments	(3,746,724)	7,298,639
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	761,379	17,992,969
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,400,773)	(8,323,597)
Institutional Service Shares	(399,271)	(1,113,926)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,800,044)	(9,437,523)
Share Transactions:
Proceeds from sale of shares	376,430,616	1,042,282,336
Net asset value of shares issued to shareholders in payment of distributions declared	3,273,601	7,047,782
Cost of shares redeemed	(366,726,712)	(555,252,485)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	12,977,505	494,077,633
Change in net assets	8,938,840	502,633,079
Net Assets:
Beginning of period	995,365,417	492,732,338
End of period (including undistributed net investment income of $27,029 and $70,859, respectively)	$1,004,304,257	$995,365,417

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

February 28, 2011 (unaudited)

1. ORGANIZATION

Federated Adjustable Rate Securities Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with minimal volatility of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 28, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar-Roll Transactions

The Fund may engage in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 2/28/2011		Year Ended 8/31/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	36,049,003	$354,089,205	86,784,236	$849,821,018
Shares issued to shareholders in payment of distributions declared	299,534	2,943,681	630,033	6,170,774
Shares redeemed	(33,601,044)	(329,988,125)	(42,121,375)	(412,762,585)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,747,493	$27,044,761	45,292,894	$443,229,207
	Six Months Ended 2/28/2011		Year Ended 8/31/2010
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,274,689	$22,341,411	19,681,682	$192,461,318
Shares issued to shareholders in payment of distributions declared	33,570	329,920	89,585	877,008
Shares redeemed	(3,739,808)	(36,738,587)	(14,571,369)	(142,489,900)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(1,431,549)	$(14,067,256)	5,199,898	$50,848,426
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,315,944	$12,977,505	50,492,792	$494,077,633

4. FEDERAL TAX INFORMATION

At February 28, 2011, the cost of investments for federal tax purposes was $1,005,279,548. The net unrealized appreciation of investments was $8,922,705. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,381,415 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,458,710.

At August 31, 2010, the Fund had a capital loss carryforward of $2,152,344 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2013	$781,848
2014	$342,507
2015	$817,446
2016	$210,543
Semi-Annual Shareholder Report

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2011, the Adviser voluntarily waived $527,264 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $10,301 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.05% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 28, 2011, the Fund did not incur a distribution services fee, however it may begin to incur this fee upon approval of the Trustees.

Semi-Annual Shareholder Report

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended February 28, 2011, FSSC voluntarily reimbursed $578,885 of shareholder services fees and $889 of account administration fees. For the six months ended February 28, 2011, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Institutional Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.64% and 0.89% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) October 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended February 28, 2011, the Adviser reimbursed $1,976. Transactions involving the affiliated holding during the six months ended February 28, 2011, were as follows:

Affiliate	Balance of Shares Held 8/31/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 2/28/2011	Value	Dividend Income
Federated Government Obligations Fund, Institutional Shares	33,405,494	13,881,377	47,286,871	—	$ —	$901

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2011, were as follows:

Purchases	$11,000,000
Sales	$13,551,226
Semi-Annual Shareholder Report

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of February 28, 2011, there were no outstanding loans. During the six months ended February 28, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2011, there were no outstanding loans. During the six months ended February 28, 2011, the program was not utilized.

9. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory
Contract – May 2010

Federated Adjustable Rate Securities Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisor contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Notes[Page Intentionally Left Blank]

Notes[Page Intentionally Left Blank]

Federated Adjustable Rate Securities Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314082108
Cusip 314082207

8040404 (4/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                                Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Adjustable Rate Securities Fund

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	April 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date	April 20, 2011

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	April 20, 2011